Pension and Other Employee Benefits - Additional Information (Detail) ₱ / shares in Units, ₱ in Millions																			5 Months Ended	12 Months Ended
	Jan. 19, 2021 shares	Apr. 07, 2020 shares	Mar. 12, 2020 PHP (₱) shares	Mar. 28, 2019 shares	Apr. 15, 2018 shares	Mar. 07, 2018 shares	Sep. 26, 2017 shares	May 30, 2015 PHP (₱)	May 21, 2015 PHP (₱)	Dec. 31, 2014 PHP (₱)	Mar. 11, 2014 PHP (₱)	Feb. 19, 2014 PHP (₱)	Sep. 27, 2013	Jan. 25, 2013 PHP (₱)	Aug. 09, 2012 PHP (₱)	Jul. 06, 2012 PHP (₱)	Jun. 30, 2012 PHP (₱)	May 08, 2012 PHP (₱)	Oct. 31, 2013 PHP (₱)	Dec. 31, 2020 PHP (₱) ₱ / shares shares	Dec. 31, 2019 PHP (₱) ₱ / shares shares	Dec. 31, 2018 PHP (₱)	Mar. 31, 2021 shares	Feb. 28, 2018 PHP (₱)	Oct. 26, 2012 PHP (₱) ₱ / shares
Disclosure Of Defined Benefit Plans [Line Items]
Actual net gain (losses) on plan assets																				₱ 1,582	₱ 2,855	₱ 3,218
Expected contribution in 2021 to the defined benefit plan																				₱ 1,880
Description of retirement benefit plan																				Benefits are payable in the event of termination of employment due to: (i) compulsory, optional, or deferred retirement; (ii) death while in active service; (iii) physical disability; (iv) voluntary resignation; or (v) involuntary separation from service. For a plan member with less than 15 years of credited services, retirement benefit is equal to 100% of final compensation for every year of service. For those with at least 15 years of service, retirement benefit is equal to 125% of final compensation for every year of service, with such percentage to be increased by an additional 5% for each completed year of service in excess of 15 years, but not to exceed a maximum of 200%. In case of voluntary resignation after attainment of age 40 and completion of at least 15 years of credited service, benefit is equal to a percentage of his vested retirement benefit, in accordance with percentages prescribed in the retirement plan.
VIU calculations derived from cash flow projections																				The VIU calculations were derived from cash flow projections over a period of five years based on the 2021 financial budgets approved by the MediaQuest’s Board of Directors and calculated terminal value.
Carrying value of investments in associates																				₱ 16,992	18,777
Direct Subscription In Shares Of Stocks																				20
Unpaid Subscription in Unlisted Equity Investments																				32
Cumulative Change In Fair Market Value Of Investment																				₱ 423	₱ 425
Debt and fixed income securities																				2.00%	1.00%
Net pension benefit cost																				₱ 270	₱ 178	314
Accrued expenses and other current liabilities (Notes 24 and 27)																				₱ 107,759	100,815
Cash award paid			₱ 654
Cash grant covering period																				2 years
Major business combination [member] | Trustee [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Acquired Shares Of Common Stock | shares																							757,000
Performance Shares [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Number of shares issued | shares		238,000	238,000	302,000	204,000
Performance Shares [Member] | Major business combination [member]
Disclosure Of Defined Benefit Plans [Line Items]
Number of shares issued | shares	238,000
Defined Contribution Plans [member]
Disclosure Of Defined Benefit Plans [Line Items]
Average duration of the defined benefit obligation																				13 years
Transformation Incentive Plan [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Accrued expenses and other current liabilities (Notes 24 and 27)																				₱ 1,134	638	208
Accrued incentive payable																				1,134	795
Smart and Subsidiaries [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Actual net gain (losses) on plan assets																				285	290
Expected contribution in 2021 to the defined benefit plan																				299
Smart and Subsidiaries [Member] | International Equities Investment [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Plan Assets of Defined Benefit Pension Plans																				902	1,114
Smart and Subsidiaries [Member] | Domestic Fixed Income [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Plan Assets of Defined Benefit Pension Plans																				832	649
Smart and Subsidiaries [Member] | PLDT Shares [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Plan Assets of Defined Benefit Pension Plans																				₱ 44	₱ 13
Smart and Subsidiaries [Member] | Philippine Foreign Currency Bonds [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of interest earned																				2.95%	10.63%
Plan Assets of Defined Benefit Pension Plans																				₱ 240	₱ 516
Smart and Subsidiaries [Member] | Domestic Fixed Income [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Plan Assets of Defined Benefit Pension Plans																				74	142
Government Securities [member]
Disclosure Of Defined Benefit Plans [Line Items]
Investments																				₱ 76	22
Government Securities [member] | Treasury Notes [member]
Disclosure Of Defined Benefit Plans [Line Items]
Fixed interest rates																				5.88%
Debt securities [member] | Premyo Bonds [member]
Disclosure Of Defined Benefit Plans [Line Items]
Fixed interest rates																				1.25%
Mutual Funds [member]
Disclosure Of Defined Benefit Plans [Line Items]
Investments																				₱ 21	9
Fixed Income Securities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Proportion of portfolio percentage																				50.00%
Temporary Placements [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Proportion of portfolio percentage																				30.00%
Equity Securities 1 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Proportion of portfolio percentage																				20.00%
Equity Securities 1 [Member] | Smart and Subsidiaries [Member] | Domestic Fixed Income [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Plan Assets of Defined Benefit Pension Plans																				₱ 2,416	₱ 1,993
Debt and Fixed Income Securities [Member] | Smart and Subsidiaries [Member] | Domestic Fixed Income [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of interest earned																				2.80%	12.00%
Unlisted Preferred Shares [member]
Disclosure Of Defined Benefit Plans [Line Items]
Subscription price per share | ₱ / shares																				₱ 10	₱ 10
Unlisted preferred shares | shares																				300,000,000	300,000,000
Subscription payable																				₱ 2,640	₱ 2,640
Dividend rate																				13.50%	13.50%
Dividends earned																				₱ 49	₱ 49	49
Corporate Bonds [member]
Disclosure Of Defined Benefit Plans [Line Items]
Investments																				255	145
MediaQuest PDRs [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Deposits																		₱ 6,000
Percentage of Economic Interest																		40.00%
Deposit for future subscription																	₱ 4,000
Additional deposit for subscription															₱ 1,000	₱ 1,000
Additional investment																				1,400	3,100	2,700
Carrying value of investments in associates																				9,914	9,747
Investment drawn																				1,400
Loss on changes in fair value of the investments																				1,495
Satventures Philippine Depositary Receipts [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of Economic Interest														40.00%
Deposit for future subscription														₱ 3,600
Additional amount deposited														3,600
Cignal TV Philippine Depositary Receipts [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of Economic Interest													64.00%
Hastings Philippine Depositary Receipts [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Deposit for future subscription											₱ 300								₱ 1,950
Additional amount deposited												₱ 500		₱ 1,950
Total deposit for subscription										₱ 2,250
Hasting philippine depository receipts [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of Economic Interest								70.00%
Additional amount deposited								₱ 3,250
Additional investment									₱ 800
Settlement amount									200
Balance investment amount									₱ 500
Carrying value of investments in associates																								₱ 1,664
Tahanan Mutual Building and Loan Association, Inc [member]
Disclosure Of Defined Benefit Plans [Line Items]
Carrying value of investments in associates																				119
Deed of pledge																				99
BTF Holdings, Inc. [Member] | Voting Preferred Stock [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Voting Preferred Stock																									₱ 150
Subscription price per share | ₱ / shares																									₱ 1.00
Total Subscription Price																									₱ 150
Dividend income																				10	10	10
Dividends received																				2	2
Parent [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Shares of stocks sold to third party																				₱ 2	₱ 2	₱ 2
Plan Member with Less Than 15 Years of Credited Services [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Credited services period																				15 years
Percentage of retirement benefit equal to compensation																				100.00%
Plan Member with At Least 15 Years of Credited Services [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Credited services period																				15 years
Percentage of retirement benefit equal to compensation																				125.00%
Plan Member with At Least 15 Years of Credited Services [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Credited services period																				15 years
Additional retirement benefit percentage for each completed year in excess of 15 years																				5.00%
Bottom of range [member]
Disclosure Of Defined Benefit Plans [Line Items]
Average duration of the defined benefit obligation																				8 years
Pre-tax discount rates applied to cash flow projections																				11.60%
Growth rate of cash flows beyond the projection of three years																				0.00%
Percentage of contribution to plan by employer																				5.00%
Debt and fixed income securities																				10.00%
Bottom of range [member] | Performance Shares [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Performance share awards performance period							Dec. 31, 2019
Bottom of range [member] | Corporate Bonds [member]
Disclosure Of Defined Benefit Plans [Line Items]
Fixed interest rates																				3.25%
Top of range [member]
Disclosure Of Defined Benefit Plans [Line Items]
Average duration of the defined benefit obligation																				19 years
Pre-tax discount rates applied to cash flow projections																				11.70%
Growth rate of cash flows beyond the projection of three years																				5.00%
Percentage of contribution to plan by employer																				10.00%
Percentage of contribution to plan by employee																				10.00%
Debt and fixed income securities																				50.00%
Top of range [member] | Performance Shares [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Performance share awards performance period							Jan. 01, 2017
Number of shares issued | shares						914,000	860,000
Number of shares authorized for acquisition of additional performance shares | shares						54,000
Top of range [member] | Corporate Bonds [member]
Disclosure Of Defined Benefit Plans [Line Items]
Fixed interest rates																				6.94%
Top of range [member] | Plan Member with At Least 15 Years of Credited Services [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of retirement benefit equal to compensation																				200.00%